FAIR VALUE MEASUREMENTS OF ASSETS AND LIABILITIES - Not Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	$ 2,111,000	$ 2,013,000
Fair Value	2,080,000	2,006,000
Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	2,111,000	2,013,000
Fair Value	$ 2,080,000	$ 2,006,000